Changes in Equity and Earnings Per Share - Summary of Changes in Other Comprehensive Income Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	$ 1,174	$ (3,079)		$ (7,099)
Foreign exchange contracts recognized in equity in relation to the SAB combination		(7,099)		(1,738)
Cash flow hedges	(96)	107		41
Foreign exchange contracts reclassified from equity in relation to the SAB combination		8,837
Re-measurements of post-employment benefits	(37)	(226)		45
Total comprehensive income	10,223	1,309		1,116
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [Line Items]
Beginning balance	(14,758)	(11,493)		(5,336)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	1,053	(3,265)		(6,157)
Total comprehensive income	1,053	(3,265)		(6,157)
Ending balance	(13,705)	(14,758)		(11,493)
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [Line Items]
Beginning balance	744	(1,217)		557
Other comprehensive income
Foreign exchange contracts recognized in equity in relation to the SAB combination		(7,099)		(1,738)
Foreign exchange contracts reclassified from equity in relation to the SAB combination		8,837
Total comprehensive income	(158)	1,961		(1,774)
Ending balance	586	744		(1,217)
Hedging reserves [member] | Cash flow hedges [member]
Other comprehensive income
Cash flow hedges	(158)	223		(36)
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [Line Items]
Beginning balance	(1,612)	(1,400)		(1,447)
Other comprehensive income
Re-measurements of post-employment benefits	(53)	(212)		47
Total comprehensive income	(53)	(212)		47
Ending balance	(1,665)	(1,612)		(1,400)
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [Line Items]
Beginning balance	(15,626)	(14,110)		(6,226)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	1,053	(3,265)	[1]	(6,157)	[1]
Foreign exchange contracts recognized in equity in relation to the SAB combination		(7,099)		(1,738)
Cash flow hedges	(158)	223	[1]	(36)	[1]
Foreign exchange contracts reclassified from equity in relation to the SAB combination		8,837
Re-measurements of post-employment benefits	(53)	(212)	[1]	47	[1]
Total comprehensive income	842	(1,516)	[1]	(7,884)	[1]
Ending balance	(14,784)	(15,626)		(14,110)
OCI reserves [member] | Cash flow hedges [member]
Other comprehensive income
Cash flow hedges	$ (158)	$ 223		$ (36)

[1]	See Note 23 Changes in equity and earnings per share.